CONTRACTUAL COMMITMENTS AND GUARANTEES - Guarantees (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Guarantee obligations
Gurantee		R$ 34,580,828
Property, plant and equipment, pledged as security		101,220	R$ 95,980
Insurance of guarantee
Guarantee obligations
Gurantee	[1]	26,935,174
Letters of guarantee
Guarantee obligations
Gurantee		4,596,336
Judicial deposits and garnishments (Note 10)
Guarantee obligations
Gurantee		2,911,929
Financial investments in guarantee of lawsuits (Note 4)
Guarantee obligations
Gurantee		R$ 36,169

[1]	These refer to insurance amounts contracted to ensure the continuity of legal proceedings (note 20).